Note D - Loans and Allowance for Loan Losses - Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans past due 90 days and still accruing	$ 327	$ 39
Nonaccrual	8,961	7,236
Residential Portfolio Segment [Member]
Loans past due 90 days and still accruing	132	20
Nonaccrual	3,445	2,048
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing	28
Nonaccrual	1,571	404
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing
Nonaccrual	2,506	2,737
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due 90 days and still accruing
Nonaccrual	527	769
Commercial and Industrial Portfolio Segment [Member]
Loans past due 90 days and still accruing
Nonaccrual	867	1,152
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due 90 days and still accruing	121	18
Nonaccrual	5	27
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due 90 days and still accruing
Nonaccrual	34	96
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due 90 days and still accruing	46	1
Nonaccrual	$ 6	$ 3